United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Hermes Income Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-03-31

Date of Reporting Period: 2025-03-31

Item 1.	Reports to Stockholders

Federated Hermes Floating Rate Strategic Income Fund

Class A Shares | FRSAX

Annual Shareholder Report - March 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$94	0.91%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 55% S&P UBS (formerly Credit Suisse) Leveraged Loan Index; 30% ICE BofA 1-Year US Treasury Note Index; 15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income and low interest rate volatility by investing primarily in a strategic mix of floating-rate fixed-income investments: domestic investment-grade, domestic noninvestment-grade and foreign fixed-income.

Top Contributors to Performance

  The Fund’s Project and Trade Finance holdings were the best performing asset class within the overall portfolio and created the strongest contributor to relative performance.

  The Fund’s investment grade holdings significantly outperformed their Blended Index component, so despite being underweight versus the Blended Index, they created meaningful outperformance.

  The Fund’s overweight allocation to bank loans was also a contributor to relative performance as bank loan spreads tightened considerably during the reporting period.

Top Detractors from Performance

  Security selection in the bank loan portion of the Fund was the top detractor from relative performance. Specific issuers held that negatively impacted performance included: Resource Label Group, Mitel/MLN US Holdco, Foundation Building Materials, American Bath Group/CP Atlas Buyer and Internet Brands/MH Sub I LLC.

  The Fund’s bias to higher quality bank loans was also a detractor from performance as lower quality loans outperformed over the reporting period.

  The Fund’s cash holdings were a slight detractor from performance because cash was the lowest yielding of all of the Fund’s investments.

Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2015 to 3/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	ICE BofA 3-Month US Treasury Bill Index	Blended Index
3/31/2015	$9,900	$10,000	$10,000	$10,000
3/31/2016	$9,934	$10,196	$10,012	$9,956
3/31/2017	$10,636	$10,241	$10,048	$10,506
3/31/2018	$10,956	$10,364	$10,160	$10,813
3/31/2019	$11,239	$10,829	$10,375	$11,128
3/31/2020	$10,301	$11,796	$10,609	$10,714
3/31/2021	$11,744	$11,880	$10,622	$11,904
3/31/2022	$11,922	$11,386	$10,628	$12,081
3/31/2023	$11,744	$10,842	$10,895	$12,312
3/31/2024	$12,764	$11,026	$11,466	$13,403
3/31/2025	$13,469	$11,564	$12,036	$14,223

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	4.44%	5.29%	3.02%
Class A Shares without sales load	5.52%	5.51%	3.13%
Bloomberg US Aggregate Bond IndexFootnote Reference1	4.88%	(0.40%)	1.46%
ICE BofA 3-Month US Treasury Bill IndexFootnote Reference*	4.97%	2.56%	1.87%
Blended IndexFootnote Reference**	6.12%	5.83%	3.59%
Footnote	Description
Footnote[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Footnote*	Prior to May 31, 2025, the Fund also compared its performance to the ICE BofA 3-Month US Treasury Bill Index. Effective May 31, 2025, the Fund no longer compares its performance to the ICE BofA 3-Month US Treasury Bill Index as it was replaced by the new broad-based securities market index.
Footnote**	Effective May 31, 2025, the performance benchmark against which the Fund measures its performance changed from a blend of indexes comprised of 55% S&P UBS (formerly, Credit Suisse) Leveraged Loan Index/30% ICE BofA 1-Year US Treasury Note Index/15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index to a blend of indexes comprised of 55% Bloomberg US Leveraged Loan Index/30% ICE BofA 1-Year US Treasury Note Index/15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Key Fund Statistics

  Net Assets$411,118,360
  Number of Investments52
  Portfolio Turnover13%
  Total Advisory Fees Paid$2,029,134

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Adjustable Rate Mortgages	0.0%Footnote Reference*
Common Stocks	0.1%
U.S. Treasury Securities	0.6%
Asset-Backed Securities	0.8%
Corporate Bonds	4.4%
Cash Equivalents	5.1%
Exchange-Traded Fund	6.0%
Trade Finance Agreements	9.9%
Collaterized Mortgage Obligations	15.9%
Floating Rate Loans	60.0%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective May 29, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C647

Q450751-A (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Floating Rate Strategic Income Fund

Institutional Shares | FFRSX

Annual Shareholder Report - March 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$68	0.66%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 55% S&P UBS (formerly Credit Suisse) Leveraged Loan Index; 30% ICE BofA 1-Year US Treasury Note Index; 15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income and low interest rate volatility by investing primarily in a strategic mix of floating-rate fixed-income investments: domestic investment-grade, domestic noninvestment-grade and foreign fixed-income.

Top Contributors to Performance

  The Fund’s Project and Trade Finance holdings were the best performing asset class within the overall portfolio and created the strongest contributor to relative performance.

  The Fund’s investment grade holdings significantly outperformed their Blended Index component, so despite being underweight versus the Blended Index, they created meaningful outperformance.

  The Fund’s overweight allocation to bank loans was also a contributor to relative performance as bank loan spreads tightened considerably during the reporting period.

Top Detractors from Performance

  Security selection in the bank loan portion of the Fund was the top detractor from relative performance. Specific issuers held that negatively impacted performance included: Resource Label Group, Mitel/MLN US Holdco, Foundation Building Materials, American Bath Group/CP Atlas Buyer and Internet Brands/MH Sub I LLC.

  The Fund’s bias to higher quality bank loans was also a detractor from performance as lower quality loans outperformed over the reporting period.

  The Fund’s cash holdings were a slight detractor from performance because cash was the lowest yielding of all of the Fund’s investments.

Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2015 to 3/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-Month US Treasury Bill Index	Blended Index
3/31/2015	$10,000	$10,000	$10,000	$10,000
3/31/2016	$10,069	$10,196	$10,012	$9,956
3/31/2017	$10,819	$10,241	$10,048	$10,506
3/31/2018	$11,183	$10,364	$10,160	$10,813
3/31/2019	$11,512	$10,829	$10,375	$11,128
3/31/2020	$10,585	$11,796	$10,609	$10,714
3/31/2021	$12,097	$11,880	$10,622	$11,904
3/31/2022	$12,311	$11,386	$10,628	$12,081
3/31/2023	$12,144	$10,842	$10,895	$12,312
3/31/2024	$13,231	$11,026	$11,466	$13,403
3/31/2025	$14,013	$11,564	$12,036	$14,223

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	5.91%	5.77%	3.43%
Bloomberg US Aggregate Bond IndexFootnote Reference1	4.88%	(0.40%)	1.46%
ICE BofA 3-Month US Treasury Bill IndexFootnote Reference*	4.97%	2.56%	1.87%
Blended IndexFootnote Reference**	6.12%	5.83%	3.59%
Footnote	Description
Footnote[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Footnote*	Prior to May 31, 2025, the Fund also compared its performance to the ICE BofA 3-Month US Treasury Bill Index. Effective May 31, 2025, the Fund no longer compares its performance to the ICE BofA 3-Month US Treasury Bill Index as it was replaced by the new broad-based securities market index.
Footnote**	Effective May 31, 2025, the performance benchmark against which the Fund measures its performance changed from a blend of indexes comprised of 55% S&P UBS (formerly, Credit Suisse) Leveraged Loan Index/30% ICE BofA 1-Year US Treasury Note Index/15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index to a blend of indexes comprised of 55% Bloomberg US Leveraged Loan Index/30% ICE BofA 1-Year US Treasury Note Index/15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Key Fund Statistics

  Net Assets$411,118,360
  Number of Investments52
  Portfolio Turnover13%
  Total Advisory Fees Paid$2,029,134

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Adjustable Rate Mortgages	0.0%Footnote Reference*
Common Stocks	0.1%
U.S. Treasury Securities	0.6%
Asset-Backed Securities	0.8%
Corporate Bonds	4.4%
Cash Equivalents	5.1%
Exchange-Traded Fund	6.0%
Trade Finance Agreements	9.9%
Collaterized Mortgage Obligations	15.9%
Floating Rate Loans	60.0%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective May 29, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C670

Q450751-B (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Floating Rate Strategic Income Fund

Class R6 Shares | FFRLX

Annual Shareholder Report - March 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$67	0.65%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 55% S&P UBS (formerly Credit Suisse) Leveraged Loan Index; 30% ICE BofA 1-Year US Treasury Note Index; 15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income and low interest rate volatility by investing primarily in a strategic mix of floating-rate fixed-income investments: domestic investment-grade, domestic noninvestment-grade and foreign fixed-income.

Top Contributors to Performance

  The Fund’s Project and Trade Finance holdings were the best performing asset class within the overall portfolio and created the strongest contributor to relative performance.

  The Fund’s investment grade holdings significantly outperformed their Blended Index component, so despite being underweight versus the Blended Index, they created meaningful outperformance.

  The Fund’s overweight allocation to bank loans was also a contributor to relative performance as bank loan spreads tightened considerably during the reporting period.

Top Detractors from Performance

  Security selection in the bank loan portion of the Fund was the top detractor from relative performance. Specific issuers held that negatively impacted performance included: Resource Label Group, Mitel/MLN US Holdco, Foundation Building Materials, American Bath Group/CP Atlas Buyer and Internet Brands/MH Sub I LLC.

  The Fund’s bias to higher quality bank loans was also a detractor from performance as lower quality loans outperformed over the reporting period.

  The Fund’s cash holdings were a slight detractor from performance because cash was the lowest yielding of all of the Fund’s investments.

Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2015 to 3/31/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-Month US Treasury Bill Index	Blended Index
3/31/2015	$10,000	$10,000	$10,000	$10,000
3/31/2016	$10,060	$10,196	$10,012	$9,956
3/31/2017	$10,802	$10,241	$10,048	$10,506
3/31/2018	$11,167	$10,364	$10,160	$10,813
3/31/2019	$11,485	$10,829	$10,375	$11,128
3/31/2020	$10,559	$11,796	$10,609	$10,714
3/31/2021	$12,071	$11,880	$10,622	$11,904
3/31/2022	$12,298	$11,386	$10,628	$12,081
3/31/2023	$12,133	$10,842	$10,895	$12,312
3/31/2024	$13,220	$11,026	$11,466	$13,403
3/31/2025	$13,986	$11,564	$12,036	$14,223

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference1	5.80%	5.78%	3.41%
Bloomberg US Aggregate Bond IndexFootnote Reference*	4.88%	(0.40%)	1.46%
ICE BofA 3-Month US Treasury Bill IndexFootnote Reference**	4.97%	2.56%	1.87%
Blended IndexFootnote Reference***	6.12%	5.83%	3.59%
Footnote	Description
Footnote[1]	The Fund’s Class R6 Shares commenced operations on December 27, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for Institutional Shares, which has been adjusted to reflect the expenses of Class R6 Shares for each year for which the Fund’s Class R6 expenses would have exceeded the actual expenses paid by the Fund’s Institutional Shares.
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Footnote**	Prior to May 31, 2025, the Fund also compared its performance to the ICE BofA 3-Month US Treasury Bill Index. Effective May 31, 2025, the Fund no longer compares its performance to the ICE BofA 3-Month US Treasury Bill Index as it was replaced by the new broad-based securities market index.
Footnote***	Effective May 31, 2025, the performance benchmark against which the Fund measures its performance changed from a blend of indexes comprised of 55% S&P UBS (formerly, Credit Suisse) Leveraged Loan Index/30% ICE BofA 1-Year US Treasury Note Index/15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index to a blend of indexes comprised of 55% Bloomberg US Leveraged Loan Index/30% ICE BofA 1-Year US Treasury Note Index/15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Floating Rate Strategic Income Fund

Key Fund Statistics

  Net Assets$411,118,360
  Number of Investments52
  Portfolio Turnover13%
  Total Advisory Fees Paid$2,029,134

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Adjustable Rate Mortgages	0.0%Footnote Reference*
Common Stocks	0.1%
U.S. Treasury Securities	0.6%
Asset-Backed Securities	0.8%
Corporate Bonds	4.4%
Cash Equivalents	5.1%
Exchange-Traded Fund	6.0%
Trade Finance Agreements	9.9%
Collaterized Mortgage Obligations	15.9%
Floating Rate Loans	60.0%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective May 29, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C571

Q450751-C (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Fund for U.S. Government Securities

Class A Shares | FUSGX

Annual Shareholder Report - March 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$98	0.96%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government securities, including mortgage-backed securities of investment-grade quality.

Top Contributors to Performance

  Interest rate strategy proved beneficial as Fund effective duration exceeded that of the Index, aiding Fund performance as market yields declined.

  Sector allocation made a small, positive contribution attributed to non-government residential mortgage-backed securities and commercial mortgage securities.

  The Fund used derivatives as a tool to assist in managing interest rate strategy. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts contributed to Fund performance relative to the Index.

Top Detractors from Performance

  There were no factors that materially detracted from performance relative to the Index.

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2015 to 3/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
3/31/2015	$9,549	$10,000	$10,000
3/31/2016	$9,674	$10,196	$10,243
3/31/2017	$9,671	$10,241	$10,261
3/31/2018	$9,686	$10,364	$10,341
3/31/2019	$10,023	$10,829	$10,798
3/31/2020	$10,610	$11,796	$11,557
3/31/2021	$10,630	$11,880	$11,547
3/31/2022	$10,009	$11,386	$10,979
3/31/2023	$9,465	$10,842	$10,447
3/31/2024	$9,535	$11,026	$10,592
3/31/2025	$9,979	$11,564	$11,163

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	(0.06%)	(2.12%)	(0.02%)
Class A Shares without sales load	4.65%	(1.22%)	0.44%
Bloomberg US Aggregate Bond IndexFootnote Reference1	4.88%	(0.40%)	1.46%
Bloomberg US Mortgage Backed Securities Index	5.39%	(0.69%)	1.11%
Footnote	Description
Footnote[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$92,160,615
  Number of Investments147
  Portfolio Turnover76%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)10%
  Total Advisory Fees Paid$136,341

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	1.0%
Collateralized Mortgage Obligations	3.0%
Asset-Backed Securities	3.1%
Cash Equivalents	7.0%
U.S Government Agency Mortgage-Backed Securities	94.5%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C704

28390-A (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Fund for U.S. Government Securities

Class C Shares | FUSCX

Annual Shareholder Report - March 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$174	1.71%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government securities, including mortgage-backed securities of investment-grade quality.

Top Contributors to Performance

  Interest rate strategy proved beneficial as Fund effective duration exceeded that of the Index, aiding Fund performance as market yields declined.

  Sector allocation made a small, positive contribution attributed to non-government residential mortgage-backed securities and commercial mortgage securities.

  The Fund used derivatives as a tool to assist in managing interest rate strategy. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts contributed to Fund performance relative to the Index.

Top Detractors from Performance

  There were no factors that materially detracted from performance relative to the Index.

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2015 to 3/31/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
3/31/2015	$10,000	$10,000	$10,000
3/31/2016	$10,053	$10,196	$10,243
3/31/2017	$9,975	$10,241	$10,261
3/31/2018	$9,914	$10,364	$10,341
3/31/2019	$10,181	$10,829	$10,798
3/31/2020	$10,696	$11,796	$11,557
3/31/2021	$10,635	$11,880	$11,547
3/31/2022	$9,953	$11,386	$10,979
3/31/2023	$9,327	$10,842	$10,447
3/31/2024	$9,397	$11,026	$10,592
3/31/2025	$9,834	$11,564	$11,163

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	2.87%	(1.97%)	(0.17%)
Class C Shares without sales load	3.87%	(1.97%)	(0.17%)
Bloomberg US Aggregate Bond IndexFootnote Reference1	4.88%	(0.40%)	1.46%
Bloomberg US Mortgage Backed Securities Index	5.39%	(0.69%)	1.11%
Footnote	Description
Footnote[1]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$92,160,615
  Number of Investments147
  Portfolio Turnover76%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)10%
  Total Advisory Fees Paid$136,341

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	1.0%
Collateralized Mortgage Obligations	3.0%
Asset-Backed Securities	3.1%
Cash Equivalents	7.0%
U.S Government Agency Mortgage-Backed Securities	94.5%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C886

28390-B (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Fund for U.S. Government Securities

Institutional Shares | FCBRX

Annual Shareholder Report - March 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$73	0.71%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government securities, including mortgage-backed securities of investment-grade quality.

Top Contributors to Performance

  Interest rate strategy proved beneficial as Fund effective duration exceeded that of the Index, aiding Fund performance as market yields declined.

  Sector allocation made a small, positive contribution attributed to non-government residential mortgage-backed securities and commercial mortgage securities.

  The Fund used derivatives as a tool to assist in managing interest rate strategy. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts contributed to Fund performance relative to the Index.

Top Detractors from Performance

  There were no factors that materially detracted from performance relative to the Index.

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2015 to 3/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
3/31/2015	$10,000	$10,000	$10,000
3/31/2016	$10,130	$10,196	$10,243
3/31/2017	$10,127	$10,241	$10,261
3/31/2018	$10,143	$10,364	$10,341
3/31/2019	$10,496	$10,829	$10,798
3/31/2020	$11,111	$11,796	$11,557
3/31/2021	$11,137	$11,880	$11,547
3/31/2022	$10,518	$11,386	$10,979
3/31/2023	$9,971	$10,842	$10,447
3/31/2024	$10,070	$11,026	$10,592
3/31/2025	$10,565	$11,564	$11,163

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference1	4.92%	(1.00%)	0.55%
Bloomberg US Aggregate Bond IndexFootnote Reference*	4.88%	(0.40%)	1.46%
Bloomberg US Mortgage Backed Securities Index	5.39%	(0.69%)	1.11%
Footnote	Description
Footnote[1]	The Fund’s Institutional Shares commenced operations on May 28, 2020. For the period prior to the commencement of operations of Institutional Shares, the performance information shown for the Fund’s Institutional Shares is for the Class A shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares, since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares.
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$92,160,615
  Number of Investments147
  Portfolio Turnover76%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)10%
  Total Advisory Fees Paid$136,341

Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	1.0%
Collateralized Mortgage Obligations	3.0%
Asset-Backed Securities	3.1%
Cash Equivalents	7.0%
U.S Government Agency Mortgage-Backed Securities	94.5%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C522

28390-C (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $256,700

Fiscal year ended 2024 - $243,220

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,756 and $0 respectively. Fiscal year ended 2025- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $32,802 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $165,122

Fiscal year ended 2024 - $339,300

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
March 31, 2025

Share Class | Ticker	A | FRSAX	Institutional | FFRSX	R6 | FFRLX

Federated Hermes Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
March 31, 2025
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—15.9%
		Federal Home Loan Mortgage Corporation—6.9%
$ 29,657		FHLMC REMIC, Series 3122, Class FE, 4.763% (30-DAY AVERAGE SOFR +0.414%), 3/15/2036	$ 29,496
200,106		FHLMC REMIC, Series 3241, Class FM, 4.843% (30-DAY AVERAGE SOFR +0.494%), 11/15/2036	198,345
1,634,854		FHLMC REMIC, Series 4281, Class LF, 4.963% (30-DAY AVERAGE SOFR +0.614%), 12/15/2043	1,625,331
640,188		FHLMC REMIC, Series 4313, Class FM, 4.913% (30-DAY AVERAGE SOFR +0.564%), 3/15/2044	630,280
445,865		FHLMC REMIC, Series 4867, Class FA, 4.863% (30-DAY AVERAGE SOFR +0.514%), 3/15/2049	441,010
1,322,962		FHLMC REMIC, Series 4903, Class NF, 4.854% (30-DAY AVERAGE SOFR +0.514%), 8/25/2049	1,303,468
1,848,441		FHLMC REMIC, Series 4911, Class FB, 4.904% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	1,829,006
4,226,855		FHLMC REMIC, Series 5396, Class DF, 5.589% (30-DAY AVERAGE SOFR +1.250%), 4/25/2054	4,227,240
4,769,806		FHLMC REMIC, Series 5409, Class JF, 5.789% (30-DAY AVERAGE SOFR +1.450%), 5/25/2054	4,787,867
5,691,558		FHLMC REMIC, Series 5459, Class FB, 5.289% (30-DAY AVERAGE SOFR +0.950%), 10/25/2054	5,672,854
4,788,547		FHLMC REMIC, Series 5476, Class FA, 5.439% (30-DAY AVERAGE SOFR +1.100%), 11/25/2054	4,766,162
2,917,354		FHLMC REMIC, Series 5478, Class FL, 5.239% (30-DAY AVERAGE SOFR +0.900%), 12/25/2054	2,916,922
		TOTAL	28,427,981
		Federal National Mortgage Association—3.1%
225,072		FNMA REMIC, Series 2006-99, Class AF, 4.874% (30-DAY AVERAGE SOFR +0.534%), 10/25/2036	223,594
147,594		FNMA REMIC, Series 2006-111, Class FA, 4.834% (30-DAY AVERAGE SOFR +0.494%), 11/25/2036	146,461
30,658		FNMA REMIC, Series 2010-134, Class BF, 4.884% (30-DAY AVERAGE SOFR +0.544%), 10/25/2040	30,612
73,023		FNMA REMIC, Series 2010-135, Class FP, 4.854% (30-DAY AVERAGE SOFR +0.514%), 12/25/2040	72,121
513,242		FNMA REMIC, Series 2010-141, Class FB, 4.924% (30-DAY AVERAGE SOFR +0.584%), 12/25/2040	509,002
132,412		FNMA REMIC, Series 2012-79, Class F, 4.904% (30-DAY AVERAGE SOFR +0.564%), 7/25/2042	131,144
2,403,461		FNMA REMIC, Series 2016-50, Class FM, 4.854% (30-DAY AVERAGE SOFR +0.514%), 8/25/2046	2,388,658
2,082,567		FNMA REMIC, Series 2018-35, Class FA, 4.754% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	2,012,281
1,835,459		FNMA REMIC, Series 2019-24, Class BF, 4.854% (30-DAY AVERAGE SOFR +0.514%), 5/25/2049	1,821,692
1,251,105		FNMA REMIC, Series 2019-41, Class F, 4.954% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	1,237,393
4,063,861		FNMA REMIC, Series 2024-15, Class FA, 5.552% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	4,060,143
		TOTAL	12,633,101
		Government National Mortgage Association—5.9%
4,636,725		GNMA REMIC, Series 2023-130, Class NF, 6.475% (30-DAY AVERAGE SOFR +1.150%), 9/20/2053	4,657,121
5,923,914		GNMA REMIC, Series 2024-51, Class DF, 5.644% (30-DAY AVERAGE SOFR +1.300%), 3/20/2054	5,941,873
3,601,026		GNMA REMIC, Series 2024-97, Class BF, 5.694% (30-DAY AVERAGE SOFR +1.350%), 6/20/2054	3,611,528
2,951,790		GNMA REMIC, Series 2024-167, Class FE, 5.174% (30-DAY AVERAGE SOFR +0.830%), 10/20/2054	2,946,373
2,979,774		GNMA REMIC, Series 2024-204, Class BF, 5.334% (30-DAY AVERAGE SOFR +0.990%), 12/20/2054	2,979,668
3,992,277		GNMA REMIC, Series 2025-1, Class FJ, 5.644% (30-DAY AVERAGE SOFR +1.300%), 1/20/2055	4,004,587
		TOTAL	24,141,150
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $65,262,079)	65,202,232
		CORPORATE BONDS—0.7%
		Airlines—0.0%
180,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	180,888
		Automotive—0.3%
1,350,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.930% (SOFR +0.570%), 8/1/2025	1,351,414
		Finance Companies—0.3%
1,000,000	[1]	American Express Co., Sr. Unsecd. Note, 5.117% (SOFR +0.760%), 2/13/2026	1,003,986
		Financial Institutions—0.1%
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	499,862
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,029,246)	3,036,150
		ASSET-BACKED SECURITIES—0.7%
		Automotive—0.2%
585,939	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 5.598% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	588,501
163,824		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	164,684
Annual Financial Statements and Additional Information
1

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Automotive—continued
$ 205,474		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	$ 206,218
79,181		GECU Auto Receivables Trust 2023-1A, Class A2, 5.950%, 3/15/2027	79,329
		TOTAL	1,038,732
		Finance Companies—0.5%
35,533		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	35,547
750,000		Master Credit Card Trust 2023-1A, Class A, 4.700%, 6/21/2027	751,469
218,494		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	219,131
900,000	[1]	PFS Financing Corp. 2023-D, Class A, 5.498% (30-DAY AVERAGE SOFR +1.150%), 8/15/2027	904,154
		TOTAL	1,910,301
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,938,341)	2,949,033
		U.S. TREASURY—0.6%
		U.S. Treasury Notes—0.6%
2,500,000		United States Treasury Note, 3.875%, 10/15/2027 (IDENTIFIED COST $2,500,500)	2,499,006
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
30,845		FHLMC ARM, 6.946%, 8/1/2035	31,816
13,303		FHLMC ARM, 7.120%, 5/1/2034	13,533
14,863		FHLMC ARM, 7.131%, 7/1/2034	15,313
23,370		FHLMC ARM, 7.500%, 5/1/2036	23,986
		TOTAL	84,648
		Federal National Mortgage Association ARM—0.0%
42,484		FNMA ARM, 6.585%, 2/1/2036	43,785
10,015		FNMA ARM, 6.883%, 4/1/2034	10,242
9,380		FNMA ARM, 6.980%, 9/1/2035	9,638
		TOTAL	63,665
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $147,396)	148,313
		INVESTMENT COMPANIES—81.7%
33,257,972		Bank Loan Core Fund	285,353,399
2,016,381		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[2]	2,016,381
5,448,639		Project and Trade Finance Core Fund	48,438,401
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $367,053,986)	335,808,181
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $440,931,548)[3]	409,642,915
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	1,475,445
		NET ASSETS—100%	$411,118,360
Annual Financial Statements and Additional Information
2

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 3/31/2024	$358,931,266	$7,222,098	$45,172,741	$—	$411,326,105
Purchases at Cost	$2,500,000	$32,075,487	$3,000,000	$107,699,309	$145,274,796
Proceeds from Sales	$(69,750,000)	$(39,295,610)	$—	$(105,682,928)	$(214,728,538)
Change in Unrealized Appreciation/Depreciation	$1,337,512	$(468)	$265,660	$—	$1,602,704
Net Realized Gain/(Loss)	$(7,665,379)	$(1,507)	$—	$—	$(7,666,886)
Value as of 3/31/2025	$285,353,399	$—	$48,438,401	$2,016,381	$335,808,181
Shares Held as of 3/31/2025	33,257,972	—	5,448,639	2,016,381	40,722,992
Dividend Income	$25,493,272	$83,769	$3,590,585	$319,831	$29,487,457

*	At March 31, 2025, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $445,148,659.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$65,202,232	$—	$65,202,232
Corporate Bonds	—	3,036,150	—	3,036,150
Asset-Backed Securities	—	2,949,033	—	2,949,033
U.S. Treasury	—	2,499,006	—	2,499,006
Adjustable Rate Mortgages	—	148,313	—	148,313
Investment Companies	287,369,780	—	—	287,369,780
Other Investments[1]	—	—	—	48,438,401
TOTAL SECURITIES	$287,369,780	$73,834,734	$—	$409,642,915

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $48,438,401 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

Annual Financial Statements and Additional Information
3

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.71	$8.68	$9.35	$9.53	$8.60
Income From Investment Operations:
Net investment income (loss)[1]	0.59	0.69	0.51	0.33	0.26
Net realized and unrealized gain (loss)	(0.12)	0.03	(0.66)	(0.19)	0.93
Total From Investment Operations	0.47	0.72	(0.15)	0.14	1.19
Less Distributions:
Distributions from net investment income	(0.60)	(0.69)	(0.52)	(0.32)	(0.26)
Net Asset Value, End of Period	$8.58	$8.71	$8.68	$9.35	$9.53
Total Return[2]	5.52%	8.68%	(1.49)%	1.52%	14.01%
Ratios to Average Net Assets:
Net expenses[3]	0.91%	0.93%	0.93%	0.93%	0.94%
Net investment income	6.86%	8.00%	5.72%	3.48%	2.83%
Expense waiver/reimbursement[4]	0.15%	0.14%	0.11%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,202	$183,256	$202,984	$347,287	$203,338
Portfolio turnover[5]	13%	6%	10%	4%	26%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.70	$8.67	$9.35	$9.53	$8.60
Income From Investment Operations:
Net investment income (loss)[1]	0.62	0.71	0.52	0.35	0.29
Net realized and unrealized gain (loss)	(0.12)	0.03	(0.66)	(0.18)	0.93
Total From Investment Operations	0.50	0.74	(0.14)	0.17	1.22
Less Distributions:
Distributions from net investment income	(0.62)	(0.71)	(0.54)	(0.35)	(0.29)
Net Asset Value, End of Period	$8.58	$8.70	$8.67	$9.35	$9.53
Total Return[2]	5.91%	8.95%	(1.36)%	1.77%	14.29%
Ratios to Average Net Assets:
Net expenses[3]	0.66%	0.68%	0.68%	0.68%	0.69%
Net investment income	7.11%	8.26%	5.92%	3.73%	3.10%
Expense waiver/reimbursement[4]	0.18%	0.16%	0.14%	0.12%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$233,184	$260,634	$368,198	$667,492	$361,783
Portfolio turnover[5]	13%	6%	10%	4%	26%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.70	$8.67	$9.35	$9.52	$8.59
Income From Investment Operations:
Net investment income (loss)[1]	0.62	0.72	0.52	0.37	0.29
Net realized and unrealized gain (loss)	(0.13)	0.02	(0.66)	(0.19)	0.93
Total From Investment Operations	0.49	0.74	(0.14)	0.18	1.22
Less Distributions:
Distributions from net investment income	(0.62)	(0.71)	(0.54)	(0.35)	(0.29)
Net Asset Value, End of Period	$8.57	$8.70	$8.67	$9.35	$9.52
Total Return[2]	5.80%	8.97%	(1.35)%	1.89%	14.31%
Ratios to Average Net Assets:
Net expenses[3]	0.65%	0.67%	0.67%	0.67%	0.68%
Net investment income	7.14%	8.28%	5.81%	3.85%	3.11%
Expense waiver/reimbursement[4]	0.12%	0.10%	0.07%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,733	$11,121	$17,265	$46,075	$9,724
Portfolio turnover[5]	13%	6%	10%	4%	26%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
March 31, 2025

Assets:
Investment in securities, at value including $335,808,181 of investments in affiliated holdings* (identified cost $440,931,548, including $367,053,986 of identified cost in affiliated holdings)	$409,642,915
Cash	6,887
Income receivable	161,211
Income receivable from affiliated holdings	1,833,361
Receivable for investments sold	1,582
Receivable for shares sold	592,681
Total Assets	412,238,637
Liabilities:
Payable for shares redeemed	821,333
Income distribution payable	81,869
Payable for investment adviser fee (Note 5)	5,240
Payable for administrative fee (Note 5)	870
Payable for auditing fees	34,501
Payable for share registration costs	11,649
Payable for transfer agent fees (Note 2)	39,722
Payable for portfolio accounting fees	57,196
Payable for other service fees (Notes 2 and 5)	36,348
Accrued expenses (Note 5)	31,549
Total Liabilities	1,120,277
Net assets for 47,909,147 shares outstanding	$411,118,360
Net Assets Consist of:
Paid-in capital	$587,764,718
Total distributable earnings (loss)	(176,646,358)
Net Assets	$411,118,360
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($169,201,617 ÷ 19,715,110 shares outstanding), no par value, unlimited shares authorized	$8.58
Offering price per share (100/99.00 of $8.58)	$8.67
Redemption proceeds per share	$8.58
Institutional Shares:
Net asset value per share ($233,184,154 ÷ 27,175,390 shares outstanding), no par value, unlimited shares authorized	$8.58
Offering price per share	$8.58
Redemption proceeds per share	$8.58
Class R6 Shares:
Net asset value per share ($8,732,589 ÷ 1,018,647 shares outstanding), no par value, unlimited shares authorized	$8.57
Offering price per share	$8.57
Redemption proceeds per share	$8.57

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Operations
Year Ended March 31, 2025

Investment Income:
Dividends received from affiliated holdings*	$29,487,457
Interest	3,238,305
TOTAL INCOME	32,725,762
Expenses:
Investment adviser fee (Note 5)	2,527,821
Administrative fee (Note 5)	327,444
Custodian fees	18,724
Transfer agent fees (Note 2)	288,192
Directors’/Trustees’ fees (Note 5)	2,593
Auditing fees	34,502
Legal fees	11,407
Portfolio accounting fees	136,395
Other service fees (Notes 2 and 5)	429,638
Share registration costs	62,616
Printing and postage	38,594
Miscellaneous (Note 5)	24,801
TOTAL EXPENSES	3,902,727
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(498,687)
Reimbursement of other operating expenses (Notes 2 and 5)	(200,891)
TOTAL WAIVER AND REIMBURSEMENTS	(699,578)
Net expenses	3,203,149
Net investment income	29,522,613
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(7,666,886) on sales of investments in affiliated holdings*)	(7,679,687)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $1,602,704 on investments in affiliated holdings*)	1,797,180
Net realized and unrealized gain (loss) on investments	(5,882,507)
Change in net assets resulting from operations	$23,640,106

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

Year Ended March 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,522,613	$41,317,303
Net realized gain (loss)	(7,679,687)	(21,861,026)
Net change in unrealized appreciation/depreciation	1,797,180	22,944,556
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,640,106	42,400,833
Distributions to Shareholders:
Class A Shares	(11,852,322)	(14,909,599)
Class A1 Shares[1]	—	(775,368)
Institutional Shares	(17,165,624)	(24,715,349)
Class R6 Shares	(664,028)	(1,035,143)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,681,974)	(41,435,459)
Share Transactions:
Proceeds from sale of shares	106,921,140	78,880,404
Net asset value of shares issued to shareholders in payment of distributions declared	28,157,558	39,371,646
Cost of shares redeemed	(172,929,499)	(268,748,391)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(37,850,801)	(150,496,341)
Change in net assets	(43,892,669)	(149,530,967)
Net Assets:
Beginning of period	455,011,029	604,541,996
End of period	$411,118,360	$455,011,029

1	On December 1, 2023, Class A1 Shares were converted to Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Notes to Financial Statements
March 31, 2025
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
At the close of business on December 1, 2023, Class A1 Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information
11

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $699,578 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended March 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$95,846	$(59,664)
Institutional Shares	191,345	(141,227)
Class R6 Shares	1,001	—
TOTAL	$288,192	$(200,891)
Annual Financial Statements and Additional Information
12

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on December 1, 2023, the Class A1 Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended March 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$429,638
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 3/31/2025		Year Ended 3/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,705,776	$32,070,175	1,540,693	$13,338,107
Shares issued to shareholders in payment of distributions declared	1,349,327	11,685,772	1,701,671	14,719,284
Conversion of Class A1 Shares to Class A Shares[1]	—	—	1,496,059	12,940,914
Shares redeemed	(6,389,813)	(55,352,378)	(7,083,174)	(61,281,143)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,334,710)	$(11,596,431)	(2,344,751)	$(20,282,838)
	Year Ended 3/31/2025		Year Ended 3/31/2024
Class A1 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$—	22,699	$196,500
Shares issued to shareholders in payment of distributions declared	—	—	88,892	767,540
Conversion of Class A1 Shares to Class A Shares[1]	—	—	(1,495,454)	(12,940,914)
Shares redeemed	—	—	(470,852)	(4,065,331)
NET CHANGE RESULTING FROM CLASS A1 SHARE TRANSACTIONS	—	$—	(1,854,715)	$(16,042,205)
Annual Financial Statements and Additional Information
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	Year Ended 3/31/2025		Year Ended 3/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,410,521	$72,781,380	5,777,712	$50,007,376
Shares issued to shareholders in payment of distributions declared	1,825,679	15,809,708	2,643,800	22,859,752
Shares redeemed	(13,002,916)	(112,586,503)	(20,923,620)	(180,879,396)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,766,716)	$(23,995,415)	(12,502,108)	$(108,012,268)
	Year Ended 3/31/2025		Year Ended 3/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	239,527	$2,069,585	277,052	$2,397,507
Shares issued to shareholders in payment of distributions declared	76,527	662,078	118,678	1,025,070
Shares redeemed	(576,309)	(4,990,618)	(1,109,002)	(9,581,607)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(260,255)	$(2,258,955)	(713,272)	$(6,159,030)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,361,681)	$(37,850,801)	(17,414,846)	$(150,496,341)

1
On December 1, 2023, Class A1 Shares were converted to Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class A1 Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$29,681,974	$41,435,459
As of March 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$374,614
Net unrealized depreciation	$(35,505,744)
Capital loss carryforwards and deferrals	$(141,515,228)
TOTAL	$(176,646,358)
At March 31, 2025, the cost of investments for federal tax purposes was $445,148,659. The net unrealized depreciation of investments for federal tax purposes was $35,505,744. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $485,683 and unrealized depreciation from investments for those securities having an excess of cost over value of $35,991,427. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
As of March 31, 2025, the Fund had a capital loss carryforward of $141,515,228 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$6,957,271	$134,557,957	$141,515,228
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended March 31, 2025, the Adviser voluntarily waived $492,440 of its fee and voluntarily reimbursed $200,891 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2025, the Adviser reimbursed $6,247.
Annual Financial Statements and Additional Information
14

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Prior to their liquidation on December 1, 2023, the Class A1 Shares were also subject to the Plan at 0.05% of average daily net assets of the Class A1 Shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, they may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2025, FSC retained $925 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended March 31, 2025, FSSC received $1,302 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 0.67% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to June 1, 2025, the Fee Limit for the Fund’s Class A Shares, Institutional Shares and Class R6 Shares was 0.90%, 0.65% and 0.64%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions with Affiliated Investment Companies
The Fund invests in BLCORE, a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other accredited investors. The investment objective of BLCORE is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid
Annual Financial Statements and Additional Information
15

monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 69.4% of its net assets at March 31, 2025. A copy of BLCORE’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2025, were as follows:
Purchases	$5,500,000
Sales	$80,883,221
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2025, the Fund had no outstanding loans. During the year ended March 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2025, there were no outstanding loans. During the year ended March 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended March 31, 2025, 99.1% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
16

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES FLOATING RATE STRATEGIC INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
May 22, 2025
Annual Financial Statements and Additional Information
17

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Income Securities Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	322,211,573.986	7,600,837.866	0	N/A
John B. Fisher	322,797,283.986	7,015,127.866	0	N/A
John G. Carson	323,143,007.022	6,669,404.830	0	N/A
G. Thomas Hough	322,115,946.776	7,696,465.076	0	N/A
Karen L. Larrimer	323,227,008.611	6,585,403.241	0	N/A
Max F. Miller	322,575,850.621	7,236,561.231	0	N/A
Frank J. Nasta	322,481,026.938	7,331,384.914	0	N/A
Thomas M. O’Neill	321,587,241.472	8,225,170.380	0	N/A
Madelyn A. Reilly	322,621,301.225	7,191,110.627	0	N/A
John S. Walsh	322,275,680.139	7,536,731.713	0	N/A
Annual Financial Statements and Additional Information
18

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Floating Rate Strategic Income Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information
20

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2023. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
21

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
22

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
23

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Floating Rate Strategic Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C670
CUSIP 31420C571
Q450751 (5/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
March 31, 2025

Share Class | Ticker	A | FUSGX	C | FUSCX	Institutional | FCBRX

Federated Hermes Fund for U.S. Government Securities

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
March 31, 2025
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—94.5%
	Federal Home Loan Mortgage Corporation—26.3%
$ 720,474	2.000%, 4/1/2036	$ 657,860
3,097,391	2.000%, 8/1/2051	2,485,487
2,332,238	2.000%, 11/1/2051	1,875,138
3,264,017	2.000%, 1/1/2052	2,606,954
744,947	2.500%, 10/1/2051	626,121
2,886,086	2.500%, 11/1/2051	2,438,355
2,548,847	2.500%, 1/1/2052	2,152,637
3,179,911	2.500%, 4/1/2052	2,685,604
911,002	3.000%, 9/1/2052	793,267
491,331	3.500%, 6/1/2052	450,315
1,412,981	3.500%, 7/1/2052	1,289,726
617,991	4.000%, 4/1/2052	584,472
1,469,617	4.000%, 5/1/2052	1,371,995
522,470	4.000%, 9/1/2052	487,927
31,983	4.500%, 11/1/2039	31,703
149,762	5.000%, 1/1/2034	151,407
352,661	5.000%, 5/1/2034	356,426
36,740	5.000%, 2/1/2039	37,213
75,669	5.000%, 7/1/2039	76,653
491,774	5.000%, 10/1/2054	482,287
488,820	5.000%, 11/1/2054	480,511
921,877	5.500%, 5/1/2034	950,854
133,568	5.500%, 12/1/2035	138,482
83,354	5.500%, 5/1/2036	86,481
15,113	5.500%, 6/1/2036	15,689
279,947	5.500%, 6/1/2036	290,481
10,315	5.500%, 9/1/2037	10,697
485,590	5.500%, 5/1/2038	494,346
7,209	6.000%, 2/1/2032	7,465
9,878	6.500%, 4/1/2038	10,520
36,345	6.500%, 10/1/2038	38,779
3,985	6.500%, 10/1/2038	4,260
8,106	7.500%, 1/1/2027	8,216
1,547	7.500%, 12/1/2029	1,623
22,708	7.500%, 5/1/2030	23,188
24,164	7.500%, 2/1/2031	25,598
	TOTAL	24,228,737
	Federal National Mortgage Association—57.1%
2,257,245	2.000%, 5/1/2036	2,047,672
1,392,213	2.000%, 7/1/2050	1,115,869
7,183,482	2.000%, 5/1/2051	5,737,412
5,047,488	2.000%, 2/1/2052	4,050,333
1,078,071	2.000%, 2/1/2052	861,050
2,682,830	2.000%, 2/1/2052	2,160,369
1,398,680	2.500%, 5/1/2037	1,304,504
559,550	2.500%, 9/1/2050	468,373
5,401,310	2.500%, 10/1/2051	4,539,750
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,791,910	2.500%, 1/1/2052	$ 1,505,524
605,057	2.500%, 2/1/2052	504,574
642,615	2.500%, 3/1/2052	535,895
364,714	3.000%, 2/1/2047	325,330
3,819,293	3.000%, 2/1/2048	3,390,152
6,658,529	3.000%, 6/1/2052	5,835,459
897,677	3.000%, 6/1/2052	779,589
2,653,156	3.500%, 1/1/2048	2,414,260
1,501,085	3.500%, 11/1/2050	1,379,996
1,946,630	3.500%, 6/1/2052	1,773,176
78,937	4.000%, 3/1/2048	74,550
1,214,559	4.000%, 7/1/2052	1,133,880
1,148,927	4.000%, 11/1/2052	1,072,160
1,338,567	4.000%, 5/1/2053	1,255,403
27,609	4.500%, 6/1/2041	27,276
1,119,109	4.500%, 8/1/2052	1,075,075
1,718,516	4.500%, 8/1/2052	1,646,277
1,120,399	4.500%, 11/1/2052	1,076,664
742,257	4.500%, 2/1/2053	713,747
404,828	5.000%, 7/1/2034	409,308
28,724	5.000%, 11/1/2035	29,071
32,706	5.000%, 10/1/2039	33,113
107,626	5.000%, 12/1/2039	109,040
25,646	5.000%, 1/1/2040	25,982
870,622	5.000%, 4/1/2053	855,674
751,718	5.000%, 4/1/2054	741,396
223,594	5.500%, 9/1/2034	231,081
774,802	5.500%, 4/1/2053	781,741
4,333	6.000%, 10/1/2028	4,424
3,057	6.000%, 11/1/2028	3,123
48	6.000%, 12/1/2028	49
2,559	6.000%, 12/1/2028	2,611
1,951	6.000%, 12/1/2028	1,990
243	6.000%, 1/1/2029	247
1,187	6.000%, 1/1/2029	1,211
395	6.000%, 1/1/2029	402
84	6.000%, 1/1/2029	85
5,590	6.000%, 1/1/2029	5,694
240	6.000%, 3/1/2029	245
152	6.000%, 3/1/2029	155
10,704	6.000%, 5/1/2029	10,935
8,650	6.000%, 5/1/2029	8,831
123	6.000%, 11/1/2029	126
8,160	6.000%, 11/1/2029	8,317
203,756	6.000%, 11/1/2034	213,070
14,380	6.000%, 5/1/2036	15,120
8,989	6.000%, 6/1/2036	9,446
22,925	6.000%, 7/1/2036	24,126
43,434	6.000%, 9/1/2037	45,770
91,572	6.000%, 2/1/2038	96,389
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 34,814		6.000%, 4/1/2038	$ 36,739
11,081		6.500%, 5/1/2031	11,498
19,440		6.500%, 4/1/2032	20,324
70,778		6.500%, 9/1/2036	75,079
7,818		7.000%, 8/1/2028	8,172
7,983		7.000%, 10/1/2028	8,345
10,494		7.000%, 6/1/2029	10,968
124		7.000%, 11/1/2031	131
983		7.000%, 11/1/2031	1,038
19,253		7.000%, 12/1/2031	20,245
2,540		7.000%, 12/1/2031	2,663
381		7.000%, 1/1/2032	401
579		7.500%, 1/1/2030	609
		TOTAL	52,669,303
		Government National Mortgage Association—2.4%
683,070		3.000%, 9/20/2050	604,139
73,236		5.000%, 11/20/2038	74,152
24,897		5.000%, 12/20/2038	25,210
50,769		5.000%, 5/20/2039	51,411
184,344		5.000%, 8/20/2039	186,691
79,925		5.000%, 9/20/2039	80,945
906,828		5.000%, 9/20/2053	894,388
87,601		5.500%, 12/20/2038	90,256
70,106		6.000%, 9/20/2038	73,178
1,598		7.500%, 1/15/2026	1,604
1,369		7.500%, 2/15/2026	1,376
55,243		7.500%, 2/15/2028	56,400
342		7.500%, 7/15/2029	354
358		7.500%, 7/15/2029	370
240		7.500%, 9/15/2029	247
1,171		7.500%, 9/15/2029	1,199
333		7.500%, 10/15/2029	344
5,430		7.500%, 10/15/2029	5,606
1,890		7.500%, 10/15/2029	1,951
3,120		7.500%, 10/15/2029	3,233
32,575		7.500%, 6/15/2030	33,890
46,078		8.250%, 10/15/2030	47,646
		TOTAL	2,234,590
	[1]	Uniform Mortgage-Backed Securities, TBA—8.7%
500,000		4.000%, 4/1/2055	466,152
1,000,000		5.000%, 4/1/2055	980,117
1,500,000		5.500%, 4/1/2055	1,498,067
3,000,000		5.500%, 4/20/2055	3,006,577
2,000,000		6.000%, 4/1/2055	2,031,250
		TOTAL	7,982,163
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $87,074,291)	87,114,793
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.0%
		Government National Mortgage Association—3.0%
677,785		REMIC, Series 2013-158, Class AB, 3.019%, 8/16/2053	647,889
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$ 623,207		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	$ 588,680
1,571,357	[2]	REMIC, Series 2023-35, Class FH, 4.894% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	1,548,248
		TOTAL	2,784,817
		Non-Agency Mortgage-Backed Securities—1.0%
963,797		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	850,174
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,736,127)	3,634,991
		ASSET-BACKED SECURITIES—3.1%
		Single Family Rental Securities—1.8%
1,021,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	959,423
697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	692,938
		TOTAL	1,652,361
		Student Loans—1.3%
473,049		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	434,782
276,793		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	259,814
530,221	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.533% (CME Term SOFR 1 Month +1.214%), 7/15/2053	531,911
		TOTAL	1,226,507
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,988,507)	2,878,868
		INVESTMENT COMPANY—7.0%
6,453,628		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[3] (IDENTIFIED COST $6,453,628)	6,453,628
		TOTAL INVESTMENT IN SECURITIES—108.6% (IDENTIFIED COST $100,252,553)[4]	100,082,280
		OTHER ASSETS AND LIABILITIES - NET—(8.6)%[5]	(7,921,665)
		NET ASSETS—100%	$92,160,615
At March 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	8	$1,657,375	June 2025	$8,171
United States Treasury Notes 5-Year Long Futures	9	$973,406	June 2025	$21
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$8,192
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2024	$3,278,101
Purchases at Cost	$33,266,703
Proceeds from Sales	$(30,091,176)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2025	$6,453,628
Shares Held as of 3/31/2025	6,453,628
Dividend Income	$197,437
Annual Financial Statements and Additional Information

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $100,240,453.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$87,114,793	$—	$87,114,793
Collateralized Mortgage Obligations	—	3,634,991	—	3,634,991
Asset-Backed Securities	—	2,878,868	—	2,878,868
Investment Company	6,453,628	—	—	6,453,628
TOTAL SECURITIES	$6,453,628	$93,628,652	$—	$100,082,280
Other Financial Instruments:[1]
Assets	$8,192	$—	$—	$8,192

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.15	$6.31	$6.84	$7.39	$7.51
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.20	0.15	0.09	0.11
Net realized and unrealized gain (loss)	0.06	(0.16)	(0.52)	(0.52)	(0.09)
Total From Investment Operations	0.28	0.04	(0.37)	(0.43)	0.02
Less Distributions:
Distributions from net investment income	(0.22)	(0.20)	(0.16)	(0.12)	(0.14)
Net Asset Value, End of Period	$6.21	$6.15	$6.31	$6.84	$7.39
Total Return[2]	4.65%	0.74%	(5.43)%	(5.84)%	0.19%
Ratios to Average Net Assets:
Net expenses[3]	0.96%	0.96%	0.96%	0.95%	0.95%
Net investment income	3.56%	3.26%	2.35%	1.27%	1.46%
Expense waiver/reimbursement[4]	0.31%	0.25%	0.15%	0.00%[5]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$88,480	$98,120	$119,047	$175,800	$219,671
Portfolio turnover[6]	76%	56%	54%[7]	274%	277%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	10%	45%	52%	55%	47%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
7	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.15	$6.31	$6.85	$7.39	$7.51
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.15	0.10	0.04	0.06
Net realized and unrealized gain (loss)	0.06	(0.16)	(0.53)	(0.51)	(0.10)
Total From Investment Operations	0.23	(0.01)	(0.43)	(0.47)	(0.04)
Less Distributions:
Distributions from net investment income	(0.17)	(0.15)	(0.11)	(0.07)	(0.08)
Net Asset Value, End of Period	$6.21	$6.15	$6.31	$6.85	$7.39
Total Return[2]	3.87%	(0.04)%	(6.28)%	(6.42)%	(0.57)%
Ratios to Average Net Assets:
Net expenses[3]	1.71%	1.71%	1.71%	1.70%	1.71%
Net investment income	2.81%	2.48%	1.63%	0.52%	0.73%
Expense waiver/reimbursement[4]	0.31%	0.24%	0.16%	0.00%[5]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,178	$2,671	$5,862	$5,889	$6,033
Portfolio turnover[6]	76%	56%	54%[7]	274%	277%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	10%	45%	52%	55%	47%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
7	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,				Period Ended 3/31/2021[1]
	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$6.14	$6.30	$6.83	$7.38	$7.58
Income From Investment Operations:
Net investment income[2]	0.24	0.22	0.17	0.11	0.10
Net realized and unrealized gain (loss)	0.06	(0.16)	(0.53)	(0.51)	(0.16)
Total From Investment Operations	0.30	0.06	(0.36)	(0.40)	(0.06)
Less Distributions:
Distributions from net investment income	(0.24)	(0.22)	(0.17)	(0.15)	(0.14)
Net Asset Value, End of Period	$6.20	$6.14	$6.30	$6.83	$7.38
Total Return[3]	4.92%	1.00%	(5.20)%	(5.56)%	(0.87)%
Ratios to Average Net Assets:
Net expenses[4]	0.71%	0.71%	0.71%	0.71%	0.70%[5]
Net investment income	3.81%	3.51%	2.63%	1.54%	1.54%[5]
Expense waiver/reimbursement[6]	0.32%	0.25%	0.16%	0.00%[7]	0.01%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,503	$1,348	$1,444	$1,637	$535
Portfolio turnover[8]	76%	56%	54%[9]	274%	277%[10]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[8]	10%	45%	52%	55%	47%

1	Reflects operations for the period from May 28, 2020 (commencement of operations) to March 31, 2021.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended March 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
March 31, 2025

Assets:
Investment in securities, at value including $6,453,628 of investments in affiliated holdings* (identified cost $100,252,553, including $6,453,628 of identified cost in affiliated holdings)	$100,082,280
Due from broker (Note 2)	20,850
Income receivable	260,948
Income receivable from affiliated holdings	22,694
Receivable for shares sold	12,375
Total Assets	100,399,147
Liabilities:
Payable for investments purchased	7,992,015
Payable for shares redeemed	65,018
Payable to bank	3,211
Payable for variation margin on futures contracts	359
Income distribution payable	38,780
Payable to adviser (Note 5)	212
Payable for administrative fee (Note 5)	195
Payable for distribution services fee (Note 5)	1,469
Payable for other service fees (Notes 2 and 5)	31,398
Accrued expenses (Note 5)	105,875
Total Liabilities	8,238,532
Net assets for 14,846,111 shares outstanding	$92,160,615
Net Assets Consist of:
Paid-in capital	$126,270,309
Total distributable earnings (loss)	(34,109,694)
Net Assets	$92,160,615
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($88,479,834 ÷ 14,253,008 shares outstanding), no par value, unlimited shares authorized	$6.21
Offering price per share (100/95.50 of $6.21)	$6.50
Redemption proceeds per share	$6.21
Class C Shares:
Net asset value per share ($2,177,757 ÷ 350,554 shares outstanding), no par value, unlimited shares authorized	$6.21
Offering price per share	$6.21
Redemption proceeds per share (99.00/100 of $6.21)	$6.15
Institutional Shares:
Net asset value per share ($1,503,024 ÷ 242,549 shares outstanding), no par value, unlimited shares authorized	$6.20
Offering price per share	$6.20
Redemption proceeds per share	$6.20

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended March 31, 2025

Investment Income:
Interest	$4,249,801
Dividends received from affiliated holdings*	197,437
TOTAL INCOME	4,447,238
Expenses:
Investment adviser fee (Note 5)	445,892
Administrative fee (Note 5)	78,268
Custodian fees	16,869
Transfer agent fees	196,069
Directors’/Trustees’ fees (Note 5)	1,247
Auditing fees	33,450
Legal fees	11,402
Portfolio accounting fees	124,811
Distribution services fee (Note 5)	18,921
Other service fees (Notes 2 and 5)	241,074
Share registration costs	46,422
Printing and postage	35,774
Miscellaneous (Note 5)	22,032
TOTAL EXPENSES	1,272,231
Waiver/reimbursement of investment adviser fee (Note 5)	(309,551)
Net expenses	962,680
Net investment income	3,484,558
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(976,584)
Net realized gain on futures contracts	36,874
Net change in unrealized depreciation of investments	1,767,218
Net change in unrealized depreciation of futures contracts	12,036
Net realized and unrealized gain (loss) on investments and futures contracts	839,544
Change in net assets resulting from operations	$4,324,102

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended March 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,484,558	$3,646,266
Net realized gain (loss)	(939,710)	(6,658,460)
Net change in unrealized appreciation/depreciation	1,779,254	2,819,727
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,324,102	(192,467)
Distributions to Shareholders:
Class A Shares	(3,362,441)	(3,498,137)
Class C Shares	(70,950)	(94,448)
Institutional Shares	(53,746)	(49,221)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,487,137)	(3,641,806)
Share Transactions:
Proceeds from sale of shares	5,294,003	3,420,744
Net asset value of shares issued to shareholders in payment of distributions declared	3,071,667	3,212,416
Cost of shares redeemed	(19,181,646)	(27,013,079)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,815,976)	(20,379,919)
Change in net assets	(9,979,011)	(24,214,192)
Net Assets:
Beginning of period	102,139,626	126,353,818
End of period	$92,160,615	$102,139,626
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
March 31, 2025
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursement of $309,551 is disclosed in various locations in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended March 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$234,767
Class C Shares	6,307
TOTAL	$241,074
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Annual Financial Statements and Additional Information

Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,279,045 and $1,841,011, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(8,192)*

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$36,874

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$12,036
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 3/31/2025		Year Ended 3/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	647,217	$4,066,197	399,662	$2,465,714
Shares issued to shareholders in payment of distributions declared	477,673	2,948,775	502,063	3,070,604
Shares redeemed	(2,830,678)	(17,459,737)	(3,810,131)	(22,884,124)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,705,788)	$(10,444,765)	(2,908,406)	$(17,347,806)
	Year Ended 3/31/2025		Year Ended 3/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	95,851	$590,790	63,380	$389,163
Shares issued to shareholders in payment of distributions declared	11,201	69,184	15,217	93,148
Shares redeemed	(190,509)	(1,172,839)	(573,198)	(3,466,952)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(83,457)	$(512,865)	(494,601)	$(2,984,641)
	Year Ended 3/31/2025		Year Ended 3/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	104,512	$637,016	91,121	$565,867
Shares issued to shareholders in payment of distributions declared	8,714	53,708	7,971	48,664
Shares redeemed	(90,412)	(549,070)	(108,636)	(662,003)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	22,814	$141,654	(9,544)	$(47,472)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,766,431)	$(10,815,976)	(3,412,551)	$(20,379,919)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$3,487,137	$3,641,806
As of March 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$37,664
Net unrealized depreciation	$(158,173)
Capital loss carryforwards	$(33,989,185)
TOTAL	$(34,109,694)
At March 31, 2025, the cost of investments for federal tax purposes was $100,240,453. The net unrealized depreciation of investments for federal tax purposes was $158,173. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $924,344 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,082,517. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for dollar roll adjustments and mark-to-market of futures contracts.
As of March 31, 2025, the Fund had a capital loss carryforward of $33,989,185 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$19,061,898	$14,927,287	$33,989,185
The Fund used capital loss carryforwards of $10,221 to offset capital gains realized during the year ended March 31, 2025.
Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below plus 4.50% of the Fund’s gross income. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2025, the Adviser voluntarily waived $306,558 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2025, the Adviser reimbursed $2,993.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2025, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$18,921
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2025, FSC retained $725 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2025, FSC retained $996 in sales charges from the sale of Class A Shares. For the year ended March 31, 2025, FSC did not retain any CDSC relating to redemptions of Class A or Class C Shares.
Other Service Fees
For the year ended March 31, 2025, FSSC received $100,192 of the other service fees disclosed in Note 2.
Annual Financial Statements and Additional Information

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.96%, 1.71% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2025, were as follows:
Purchases	$—
Sales	$5,158,656
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2025, the Fund had no outstanding loans. During the year ended March 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2025, there were no outstanding loans. During the year ended March 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended March 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES FUND FOR U.S. Government Securities:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Fund for U.S. Government Securities (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
May 22, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Income Securities Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	322,211,573.986	7,600,837.866	0	N/A
John B. Fisher	322,797,283.986	7,015,127.866	0	N/A
John G. Carson	323,143,007.022	6,669,404.830	0	N/A
G. Thomas Hough	322,115,946.776	7,696,465.076	0	N/A
Karen L. Larrimer	323,227,008.611	6,585,403.241	0	N/A
Max F. Miller	322,575,850.621	7,236,561.231	0	N/A
Frank J. Nasta	322,481,026.938	7,331,384.914	0	N/A
Thomas M. O’Neill	321,587,241.472	8,225,170.380	0	N/A
Madelyn A. Reilly	322,621,301.225	7,191,110.627	0	N/A
John S. Walsh	322,275,680.139	7,536,731.713	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Fund for U.S. Government Securities (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year and five-year periods, and was above the Performance Peer Group median for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Fund for U.S. Government Securities

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C886
CUSIP 31420C522
28390 (5/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Floating Rate Strategic Income Fund: Not Applicable.

Federated Hermes Fund for U.S. Government Securities: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Floating Rate Strategic Income Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Floating Rate Strategic Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Floating Rate Strategic Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Income Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  May 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 23, 2025